Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax provision
Percentage of statutory rate	1.00%	21.00%		21.00%
Percentage of effective tax rate		0.00%	0.00%	0.00%	0.00%
BOLT THREADS, INC. [Member]
Income Taxes [Line Items]
Income tax provision
Number of sources of taxable income						four
Deferred tax asset valuation allowance						$ 101,535	84,770
Valuation allowance						16,800	14,400
R&D credit carryforwards						3,500
Deferred tax asset						$ 1,600	$ 1,600
Percentage of statutory rate						21.00%	21.00%
Percentage of effective tax rate						0.00%	0.00%
BOLT THREADS, INC. [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
NOL carryforwards						$ 341,000
BOLT THREADS, INC. [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
NOL carryforwards						$ 258,400
BOLT THREADS, INC. [Member] | Tax Year 2018 [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Tax Years						2018
BOLT THREADS, INC. [Member] | Tax Year 2022 [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Tax Years						2022
BOLT THREADS, INC. [Member] | Tax Year 2022 [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax Years						2022
BOLT THREADS, INC. [Member] | Tax Year 2017 [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax Years						2017